Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 7,892
Impairment		0		$ 0
Ending balance		7,584		7,892
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		12,149		12,032
Additions		637		841
Impairment		(199)	[1]	(188)
Disposals/Retirements		(206)		(538)
Foreign currency adjustments and other		410		2
Ending balance		12,791		12,149
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(4,257)		(4,020)
Amortization		896		1,030
Impairment		(9)	[1]	(91)
Disposals/Retirements		68		614
Foreign currency adjustments and other		131		(88)
Ending balance		(5,207)		(4,257)
Fund management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[2]	4,415
Ending balance	[2]	4,415		4,415
Fund management contracts [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[2]	4,415		4,415
Ending balance	[2]	4,415		4,415
Indefinite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		163
Ending balance		163		163
Indefinite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		163		163
Ending balance		163		163
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Impairment		97
Computer software [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[3]	3,033
Ending balance	[3]	2,791		3,033
Computer software [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		5,777		5,639
Additions		637		840
Impairment		(199)	[1]	(188)
Disposals/Retirements		(170)		(538)
Foreign currency adjustments and other		390		24
Ending balance		6,435		5,777
Computer software [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(2,744)		(2,566)
Amortization		828		958
Impairment		(9)	[1]	(91)
Disposals/Retirements		32		614
Foreign currency adjustments and other		113		(75)
Ending balance		(3,644)		(2,744)
Other intangible assets [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		281
Ending balance		215		281
Other intangible assets [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,794		1,815
Additions				1
Disposals/Retirements		(36)
Foreign currency adjustments and other		20		(22)
Ending balance		1,778		1,794
Other intangible assets [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,513)		(1,454)
Amortization		68		72
Disposals/Retirements		36
Foreign currency adjustments and other		18		(13)
Ending balance		$ (1,563)		$ (1,513)

[1]	In the current year, the Bank recognized an impairment loss of $165 million pre-tax in relation to its agreement to sell banking operations in Colombia, Costa Rica and Panama. Refer to Note 35 for details.
[2]	Fund management contracts are attributable to the previously acquired Dynamic Funds business (formerly DundeeWealth Inc.), MD Financial Management Inc., and Jarislowsky Fraser Limited.
[3]	Computer software comprises purchased software of $262 (2024 – $194), internally generated software of $1,633 (2024 – $1,939), and in process software not subject to amortization of $896 (2024 – $900).